Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2018
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 4—FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

Financial risk management:

1)	Financial risk factors

The Company’s activities expose it to diverse financial risks: currency risk, credit risk, and liquidity risk. The Company’s comprehensive risk management plan focuses on the unpredictability of financial markets and the attempt to minimize potential adverse effects on the Company’s financial performance.

Risk management is carried out by the Company’s management under policies approved by the Board.

A)	Market risks

Exchange rate risk

The Company is exposed to exchange rate risks arising from exposure to various currencies, primarily the U.S. dollar. The exchange rate risk is due to future commercial transactions and assets or liabilities denominated in foreign currency.

As of December 31, 2018, if the Company’s Functional Currency had depreciated by 5%  against the U.S. dollar, and if all the other variables had remained constant, the loss for the year would have been higher by NIS 596,000 (December 31, 2017, NIS 350,000), mainly due to losses from exchange rate differences for translation of cash balances, other receivables and trade payables.

B)	Liquidity risk

The Company has not yet generated profits or positive cash flows from its operating activities, and the continuation of its operations in the current format is subject to raising financing sources until a positive cash flow is generated from its operations. See also Note 1A.

2)	Capital risk management

The objectives of the Company’s capital risk management are to maintain the Company’s ability to continue as a going concern in order to provide shareholders with a return on their investment and to maintain an optimal capital structure to minimize the cost of capital. See also Note 1A.

3)	Estimates of fair value

A.	Fair value measurement

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable inputs that are based on inputs not quoted on active markets but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

B.	Estimates of fair value

The following is an analysis of the financial instruments measured at fair value, according to valuation methods. Inputs for the assets and liabilities that are not based on observable market data (unobservable inputs) (Level 3).

The Company’s financial liability at fair value through profit or loss is the obligation for warrants and anti-dilution derivatives.

The following table presents the group’s financial liabilities measured at fair value, net of unrecognized Day 1 Loss:

December 31,
2017
NIS in thousands
Fair value of convertible debentures	14,015
Unrecognized Day 1 Loss	(1,376)
Debentures, net	12,639

December 31,
2018
NIS in thousands
Fair value of warrants	4,736
Unrecognized Day 1 Loss	(2,302)
Warrants, net	2,434

C.	Financial instruments in level 3

The following table presents the Level 3 instruments roll-forward during 2017:

2017
NIS in thousands
Opening balance as of January 1, 2017	—
Issuance	(14,190)
Profit from changes in fair value of financial instruments	34
Closing balance as of December 31, 2017	(14,156)

The following table presents the Level 3 instruments roll-forward during 2018:

2018
NIS in thousands
Opening balance as of January 1, 2018	(14,156)
Issuance of Warrants	(6,273)
Conversion of debentures to pre-paid warrants	13,740
Profit from changes in fair value of financial instruments	1,590
Closing balance as of December 31, 2018(1)	(5,099)

(1)	Represents $4,736 thousand warrants and $363 thousand anti-dilution derivatives.